Non-trading securities - Additional Information (Detail) - Insurance subsidiary [Member] ¥ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)
Non-trading debt securities [Line Items]
Non-trading securities disposed	¥ 75,745	¥ 138,231
Non-trading securities realized gain	5,008	4,405
Non-trading securities realized loss	15	81
Total proceeds received from disposals	¥ 80,738	¥ 142,554
Total number of non-trading securities that are in an unrealized loss positions	26	60
Other-than-temporary impairment loss recognized for non-trading equity securities	¥ 16	¥ 79
Credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities	98	25
Other-than-temporary impairment loss recognized within other comprehensive income (loss)	¥ 31	¥ (55)